Balance Sheets (Parenthetical) - Globis Acquisition Corp [Member] - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Common stock redemption, shares	11,500,000	11,500,000
Preferred stock, par value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares, issued	0	0
Preferred stock, shares, outstanding	0	0
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares, issued	3,550,833	3,550,833
Common stock, shares, outstanding	3,550,833	3,550,833
Common stock redemption, shares	11,500,000	11,500,000